Other current liabilities	12 Months Ended
Dec. 31, 2011
Other current liabilities
Other current liabilities

11                                  Other current liabilities

Other current liabilities consist of the following:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Accrued marketing, traveling and conference expenses	136,709	120,545	19,153
Accrued construction costs and payable for acquisition of property, plant and equipment	78,791	69,046	10,970
VAT payable	56,117	48,304	7,675
Provision for rabies vaccine re-inoculation cost and penalty (note 7(e))	43,034	19,534	3,104
Government grants (note (a))	58,420	76,660	12,180
Payable for acquisitions (note (b))	56,028	41,810	6,643
Security deposits from employees and agents (note (c))	23,491	22,835	3,628
Customer receipts in advance	4,565	4,909	780
Accrued research and development expenses	4,348	5,640	896
Accrued legal and professional fees	2,089	3,093	491
Other accrued liabilities (note (d))	40,354	58,476	9,291
Income taxes payable	28,747	11,039	1,754
Dividends payable (note (e))	7,846	—	—
Amount due to related party	110	8,788	1,396
Total other current liabilities	540,649	490,679	77,961

Notes:

(a)            The amounts represent the deferred portion of conditional and refundable government grants received but not recognized since the conditions are subject to future events.

(b)            As of December 31, 2010 and 2011, the outstanding balance includes unpaid consideration payable of US$4,511 (RMB29,875) and US$4,511 (RMB28,422) for the acquisition of the additional 15% equity interest in Jiangsu Quanyi.  The outstanding balance as of December 31, 2010, also includes unpaid consideration payable of RMB26,153 for the acquisition of the additional 39.19% equity interest in Jilin Boda, of which RMB21,753 (US$3,456) was paid in 2011 and RMB4,400 (US$699) remains unpaid as of December 31, 2011.  The outstanding balance as of December 31, 2011 also includes unpaid consideration payable of RMB8,988 (US$1,428) for the acquisition of the redeemable noncontrolling interest in Jilin Boda. These acquisition payables are expected to be settled within the next twelve months.

(c)             The amounts represent refundable cash security deposits received from certain employees and from third party marketing agents.

(d)            Other accrued liabilities relate to accruals for purchase of technology know-how, other taxes, utilities expenses and other miscellaneous expenses.

(e)             The amount represents the dividend declared by Jilin Boda in 2010 attributable to the noncontrolling interest of Jilin Boda, which was fully paid in 2011.